2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Principles of Consolidation:

The accompanying consolidated financial statements represent the consolidation of the accounts of Boston Carriers, Inc. (formerly known as Integrated Inpatient Solutions, Inc.) and its wholly-owned subsidiaries; Integrated Timeshare Solutions, Inc. and Poseidon Navigation Corp. All intercompany transactions and balances have been eliminated in consolidation. The subsidiaries are fully consolidated from the date on which control is transferred to the Company. Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of each one.

The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. As of December 31, 2017, and 2016, the Company has no variable interest entities.

Certain reclassifications, including discontinued operations and reverse stock split, have been made to the prior years’ presentation to conform to current year presentation. These reclassifications had no effect on net loss.

The Company is the sole owner of all of the outstanding shares of the subsidiaries included in the consolidated financial statements, and are presented below:

Company name		Country of incorporation	Nature/ Vessel name	Statement of operations
				2017	2016	2015
1	Integrated Timeshare Solutions, Inc.	Nevada	Revoked	—	—	—
2	Poseidon Navigation Corp.	Marshall Islands	Nikiforos	1/1/2017 - 12/31/2017	1/1/2016 - 12/31/2016	12/31/2015

Segment Reporting:

Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing financial performance. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Company reports financial information and evaluates its operations by revenues. Management reviews operating results solely by revenue and operating results. After the decision of management to exit the health care provider business, the timeshare business and the interior design business, no reportable segments exist for the Company in continuing operations. Based on this review, the Company has determined that it operates under one reportable segment – the international shipping industry.

Segment Operating Revenue

The Company reports financial information and evaluates its revenues by industry.

During the years ended December 31, 2017, and 2016, the Company derived 100% of its revenue from continuing operations from the shipping industry. During the year ended December 31, 2015, the Company’s revenues are presented in discontinued operations. During the year ended December 31, 2017, 89% of revenues from the shipping industry were derived from three customers in the spot market of 47%, 24% and 18% of net revenue. As of December 31, 2017, accounts receivable from the shipping industry were derived from one customer. During the year ended December 31, 2016, 94% of revenues from the shipping industry were derived from three customers in the spot market of 42%, 26% and 26% of net revenue. As of December 31, 2016, accounts receivable from the shipping industry were derived from one customer.

Discontinued Operations:

The Company reports discontinued operations when the operations and cash flows of a component, have been (or will be) eliminated from the ongoing operations of the Company, and the operations and cash flows will not be replaced or the Company does not have the ability to replace the component, and the Company will not have any significant continuing involvement in the operations of the component after its disposal.

In March 2013 and in November 2014, management decided to exit the health care provider business and the timeshare business, respectively. In January 2016, the Company exited the interior design business and now conducts maritime transportation operations. The financial statements have been reclassified in order to represent these operations as discontinued operations for the all the periods of the financial statements (refer to Note 14).

Use of Estimates:

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The areas involving the most significant use of estimates include legal contingencies, deferred tax benefits, refundable income taxes, estimated realizable value of accounts receivable, fair value measurements, future dry-dock dates, the selection of useful lives for assets, the expected future cash flows from long-lived assets to support impairment tests. These estimates are based on knowledge of current events and anticipated future events. The Company adjusts these estimates each period as more current information becomes available. The impact of any changes in estimates is included in the determination of earnings in the period in which the estimate is adjusted. Actual results may ultimately differ materially from those estimates.

Foreign Currency Transactions:

The functional currency of the Company is the U.S. dollar, because the Company’s Vessel operates in international shipping markets, and therefore primarily transacts business in U.S. dollars and the Company’s debt is denominated in U.S. dollars. In addition, the businesses the Company exited in the past which are reported as discontinued operations were operated in United States of America and their main currency was U.S. dollar. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during a year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies than the U.S. dollar, are translated to reflect the period-end exchange rates. Resulting gains or losses are reflected in the accompanying consolidated statements of operations.

Cash and Cash Equivalents:

The Company considers cash in banks and other highly liquid investments with insignificant interest rate risk and maturities of three months or less at the time of acquisition to be cash and cash equivalents. The Company maintains bank accounts in financial institutions that are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and Eurozone. Deposits below the amount of $250,000 are covered by the FDIC insurance in United States. Deposits kept in banks operating in the Eurozone, are covered up to Euro 100,000. As of December 31, 2017, the Company does not have amounts above the FDIC insurance amount of $250,000. Deposits in excess of the Eurozone limits of Euro 100,000 totaled $70,681 at December 31, 2017. Management of the Company, considers the probability of incurring a loss deriving from the valuation of cash accounts in financial institutions that are not covered by FDIC or Eurozone, as remote.

Trade Receivables:

The amount shown as trade receivables, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. Accounts receivable involve risk, including the credit risk of non-payment by the customer. Accounts receivable are considered past due based on contractual and invoice terms. An estimate is made of the allowance for doubtful accounts based on a review of all outstanding amounts at each period, and an allowance is made for any accounts which management believes are not recoverable. The determination of bad debt allowances constitutes a significant estimate. Bad debts are written off in the year in which they are identified. The allowance for doubtful accounts as of December 31, 2017 and December 31, 2016 amounted to $43,367 and $0 respectively, in relation to the shipping business.

Inventories:

Inventories, which comprise bunkers, lubricants, chemicals, provisions and paints remaining on board the vessels at year end, are valued at the lower of cost as determined using the first in-first out (FIFO) method or market value.

Vessel:

Vessel is stated at cost, less accumulated depreciation and any impairment loss. Cost consists of the contract price and delivery and acquisition expenses. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of a vessel; otherwise, these amounts are charged to expenses as incurred.

Vessel is depreciated on a straight-line basis over its estimated useful life, after considering the estimated salvage value of the Vessel. Vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap value per lightweight tonnage (“LWT”). Management estimates the residual value of the Company’s Vessel based on a scrap rate of $300 per LWT after considering current market trends for scrap rates and five-year average historical scrap rates of the residual values of similar, with the Company’s, vessels.

Management estimates the useful life of the Company’s Vessel to be 25 years from the date of its initial delivery from the shipyard. If regulations place limitations over the ability of the Vessel to trade, its remaining useful life would be adjusted, if necessary, at the date such regulations are adopted.

Leases:

Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. The Company records a vessel under capital leases as fixed asset at the lower of the present value of the minimum lease payments or the fair value of the vessel at inception of the lease. Vessels under capital leases are depreciated over the estimated remaining useful life of the vessels for capital leases which provide for transfer of title of the vessel to the Company upon expiration of the lease. Leased vessels are depreciated over the estimated remaining useful life of the vessel, for capital leases which provide for transfer of title of the vessel to the Company upon expiration of the lease.

Payments made for operating leases are expensed on a straight-line basis over the term of the lease. Office rental expense is recorded in general and administrative expenses in the consolidated statements of operations.

Accounting for Special Survey and Dry-docking Costs:

The Company’s Vessel is subject to regularly scheduled dry-docking and special survey, which are carried out every 30 and 60 months, respectively, to coincide with the renewal of the related certificates issued by the Classification Societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of dry-docking and special surveys are deferred and amortized over the above periods or to the next dry-docking or special survey date if such date has been determined.

Costs incurred during the dry-docking period relating to routine repairs and maintenance are expensed. The unamortized portion of special survey and dry-docking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain/(loss) on sale of the vessel. The balance is included in the vessels and other fixed assets, net.

Impairment of Long-Lived Assets and Goodwill:

Long-lived Assets

Long-lived assets and finite lived identifiable intangibles held and used by an entity are required to be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The Company assesses the recoverability of its long-lived assets by comparing the projected undiscounted net cash flows associated with the related long-lived asset or group of long-lived assets over their remaining estimated useful lives, against their respective carrying amounts. If the future net undiscounted cash flows from the asset group are less than the carrying values of the asset group, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. If long-lived assets are determined to be recoverable, but the newly determined remaining estimated useful lives are shorter than originally estimated, the net book values of the long-lived assets are depreciated over the newly determined remaining estimated useful lives.

Shipping Business:

Undiscounted projected net operating cash flows are determined for each vessel and compared to the carrying value of the vessel and related carrying value of any intangibles. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel.

The significant factors and assumptions the Company used in the undiscounted projected net operating cash flow analysis included, among others, operating revenues, off-hire revenues, dry-docking costs, operating expenses and management fee estimates. Revenue assumptions were based on a number of factors for the remaining life of the Vessel: (a) contracted time charter rates up to the end of life of the current contract of the Vessel, (b) the most recent five-year average historical one-year time charter rates (adjusted for market conditions), (c) the Vessel’s age as well as considerations such as scheduled and unscheduled off-hire days based on historical experience and (d) the likelihood of the sale of the Vessel. Operating expense assumptions included an annual escalation factor. All estimates used and assumptions made were in accordance with the Company’s historical experience. Fair value is determined using the valuation derived from market data.

The Company performed an impairment assessment for the year ended December 31, 2017 and no impairment charge was recorded.

As of December 31, 2017, the valuation (which represents the fair market value) and the carrying value of the Vessel are as follows:

	Vessel valuation	Carrying value
M/V Nikiforos	$4,925,000	$2,960,232

The current assumptions used and the estimates made are highly subjective, and could be negatively impacted by significant deterioration in charter rates or vessel utilization over the remaining life of the Vessel, which could require the Company to record a material impairment charge in future periods.

Provisions:

The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management provides for a contingent loss in the financial statements if the contingency has been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. In accordance with the guidance issued by the Financial Accounting Standards Board (“FASB”), in accounting for contingencies, if the Company has determined that the reasonable estimate of the loss is a range, and there is no best estimate amount within the range, the Company will provide the lower amount of the range.

The Company participates in Protection and Indemnity (P&I) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the clubs and when the obligations are probable and estimable.

Fair Value of Financial Instruments:

U.S. GAAP for fair value measurements establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The fair value hierarchy gives the highest priority to quoted market prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, restricted cash, trade receivables, deposits, accounts payable and accrued liabilities, short-term debt, unsecured convertible promissory notes payable, derivative liability, accrued stock-based compensation approximate their fair values.

The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item.

Revenue Recognition:

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement that the services have been rendered to the customer, the sales price is fixed or determinable, and collectability is reasonably assured.

Shipping Business

The Company generates its revenues from charterers for the charter hire of its Vessel on a worldwide scale. Vessels are chartered using either time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate, or voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, the Company agrees to provide a vessel for the transportation of specific goods between specific ports in return for payment of an agreed upon freight rate per ton of cargo. The Company does not recognize revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Revenues are recorded net of address commissions. Address commissions represent an amount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from time chartering is earned and recognized on a daily basis as the service is delivered.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and will be recognized on a pro rata basis as it is earned.

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, as adjusted for the off-hire days that the vessel spends undergoing repairs, maintenance and upgrade work depending on the condition and specification of the vessel. For loss generating time charters, the loss is recognized in the period when such loss is determined.

A time charter involves placing a vessel at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

Interior Design Business (Discontinued Operations)

The Company provided design services billed at hourly rates. The Company recognized revenue from design services when services were rendered to the customers.

Timeshare Liquidation (Discontinued Operations)

The Company earned revenue from timeshare liquidation and mortgage relief services. The Company offered services for timeshare owners that either owned their timeshare outright and for those that had a mortgage on their property, and were interested in exiting their timeshare property. The Company recognized revenue when the title has been transferred and the transaction was completed.

Deferred Revenue:

Deferred revenue primarily relates to cash received in advance from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Commissions:

Commissions include brokerage commissions are paid by the Company to brokers and are typically based on a percentage of the charter rate. Brokerage commissions are recognized over the related charter period and are recognized as incurred.

Voyage Expenses:

Voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid bunkers, port charges, canal tolls, extra war risk insurance, cargo handling and agency fees, which are recognized as incurred.

Vessel Operating Expenses:

Vessel operating expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications. Vessel operating expenses exclude fuel cost, port charges, agency fees, canal tolls and, which are included in voyage expenses.

Repairs and Maintenance

Expenditure for routine repairs and maintenance of the vessels is charged against income in the period in which it is incurred. Major vessel improvements and upgrades are capitalized to the cost of vessel.

Management Fees:

Management fees consist of compensation paid to a ship management company for crew recruitment, technical, commercial and other various ship management services. Since August 29, 2017, the Company’s controlling shareholder also controls the management company (refer to Note 8).

Insurance Claims:

Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reporting period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectations as to their collection dates.

General and Administrative Expenses:

General and administrative expenses include payroll and personnel related expenses for our onshore personnel, board remuneration and executive officers compensation that are not payable in shares of Common Stock, directors and officers insurance, travel expenses, communication expenses, office expenses, audit fees, legal fees, advisory fees, stock exchange fees and other related costs.

Stock-based Compensation:

The Company pays the Chief Executive Officer, Chief Financial Officer and member of Board of Directors for his annual base salary and the members of Board of Directors for their annual remunerations (in part or in whole) with Company’s Common Stock. The cost is recognized over the period during which the officer and the members of the board, are required to provide their service.

Interest and Finance Expenses:

Interest and finance expenses include interest expense and other similar charges. The amount of interest expense is determined by the amount of loans and advances outstanding from time to time and interest rates. The effect of changes in interest rates may be reduced (increased) by any derivative instruments.

Income Taxes:

The Company follows Section 740-10-30 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification (“Section 740-10-25”). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of Section 740-10-25.

The Company’s tax returns for the years ended 2014, 2015, 2016 and 2017 remain open for audit by the Internal Revenue Service.

Marshall Islands and Liberia do not impose a tax on international shipping income in case the shipowner does not conduct any business operation in the territory of the Marshall Islands. Under the laws of Marshall Islands and Liberia, the countries of incorporation of the Company and its shipping subsidiary and the Vessel’s registration, respectively, the companies are subject to registration fees and tonnage taxes which will be included in direct vessel operating expenses in the accompanying consolidated statements of operations.

Dividends:

Dividends are recorded in the Company’s financial statements in the period in which they are declared.

Loss Per Share of Common Stock:

The Company computes loss per share of Common Stock for all periods presented based on the weighted average number of its outstanding Common Stock during the periods after giving retroactive effect to reverse stock splits. Basic losses per share of Common Stock are computed by dividing net loss available to common shareholders by the weighted average number of shares of Common Stock outstanding during the periods presented. Diluted losses per share of Common Stock are computed assuming the exercise of any dilutive securities under the treasury shares method and the related income tax effects. The Company has 374,499,079, 1,498,831 and 0 shares issuable upon conversion of convertible notes that were not included in the computation of dilutive loss per share because their inclusion is antidilutive for the years ended December 31, 2017, 2016 and 2015, respectively.

Recent Accounting Pronouncements:

In January 2017, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standard Update (“ASU”) 2017-01 – Business Combinations. This ASU clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. Boston Carriers has concluded that ASU 2017-01 does not have an impact on the Company.

In November 2016, the FASB issued the ASU 2016-18 – Restricted cash. This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. The implementation of this update affects disclosures only and has no impact on the Boston Carriers balance sheets and statement of comprehensive income. The Company has not elected early adoption.

In August 2016, the FASB issued the ASU 2016-15 – Classification of certain cash payments and cash receipts. This ASU addresses certain cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. It must be applied retrospectively to all periods presented but may be applied prospectively from the earliest date practicable, if retrospective application would be impracticable. Boston Carriers does not expect that the implementation of this update will have any material impact on its financial statements. The Company has not elected early adoption.

In February 2016, the FASB issued the ASU 2016-02 – Leases (Topic 842). This ASU is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheets and disclosing key information about leasing arrangements. To meet that objective, the FASB is amending the FASB Accounting Standards Codification® and creating Topic 842, Leases. This Update, along with IFRS 16, Leases, is the result of the FASB’s and the International Accounting Standards Board’s (IASB’s) efforts to meet that objective and improve financial reporting. Leasing is utilized by many entities. It is a means of gaining access to assets, of obtaining financing, and/or of reducing an entity’s exposure to the full risks of asset ownership. The prevalence of leasing, therefore, means that it is important that users of financial statements have a complete and understandable picture of an entity’s leasing activities. Previous leases accounting was criticized for failing to meet the needs of users of financial statements because it did not always provide a faithful representation of leasing transactions. In particular, it did not require lessees to recognize assets and liabilities arising from operating leases on the balance sheet. As a result, there had been long-standing requests from many users of financial statements and others to change the accounting requirements so that lessees would be required to recognize the rights and obligations resulting from leases as assets and liabilities. This update is effective for public entities with reporting periods beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. The Company is currently reviewing the provisions of this ASU to determine the impact of the adoption of this guidance on its results of operations, cash flows or financial condition.

In January 2016, the FASB issued the ASU 2016-01 – Financial Instruments - Overall (Subtopic 825-10). This ASU is intended to address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments in this Update make targeted improvements to GAAP as follows: 1. Require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. 2. Simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. 3. Eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities. 4. Eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. 5. Require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. 6. Require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. 7. Require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. 8. Clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently reviewing the provisions of this ASU to determine if there will be any impact on its results of operations, cash flows or financial condition.

In May 2014, the FASB issued the ASU 2014-09 – Revenue from Contracts with Customers. This ASU, as amended, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance was originally effective for interim and annual periods beginning after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company will adopt the standard as of January 1, 2018. The Company is currently evaluating the impact of the adoption of the new revenue standard will have on the Company’s consolidated financial statements and related additional disclosures, which depends from the revenue stream of the Company in the future (voyage agreements or time charter agreements which the latter are accounted under the leases standard).

All other newly issued accounting pronouncements but not yet effective have been deemed either immaterial or not applicable.